Income Taxes - Breakdown of Deductible Temporary Differences (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Abstract]
Deductible temporary differences	¥ 35,997	¥ 20,591
Unused tax losses	32,985	18,434
Unused tax credits	157
Total	¥ 69,139	¥ 39,025